Segment Information Underwriting Margins and Combined Ratios for our Underwriting Operations (Details) - Underwriting Operations	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Personal Lines Segment | Agency Channel
Segment Reporting Information [Line Items]
Underwriting Margin		7.50%	5.00%	7.80%
Combined Ratio		92.50%	95.00%	92.20%
Personal Lines Segment | Direct Channel
Segment Reporting Information [Line Items]
Underwriting Margin		6.30%	4.40%	4.90%
Combined Ratio		93.70%	95.60%	95.10%
Operating Segments
Segment Reporting Information [Line Items]
Underwriting Margin		6.60%	4.90%	7.50%
Combined Ratio		93.40%	95.10%	92.50%
Operating Segments | Personal Lines Segment
Segment Reporting Information [Line Items]
Underwriting Margin		6.90%	4.70%	6.50%
Combined Ratio		93.10%	95.30%	93.50%
Operating Segments | Commercial Lines Segment
Segment Reporting Information [Line Items]
Underwriting Margin		7.70%	6.40%	15.90%
Combined Ratio		92.30%	93.60%	84.10%
Operating Segments | Property Segment
Segment Reporting Information [Line Items]
Underwriting Margin		(5.10%)	3.80%	10.10%
Combined Ratio		105.10%	96.20%	89.90%
Combined ratio amortization points	0.077	0.067	0.072